Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	PLAN INVESTMENT FUND INC
Central Index Key	0000774412
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 30, 2016
PLAN GOVERNMENT REPO FUND | PLAN GOVERNMENT REPO FUND
Prospectus:
Trading Symbol	PIFXX
PLAN MONEY MARKET FUND | PLAN MONEY MARKET FUND
Prospectus:
Trading Symbol	PIMXX